Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
UBS Emerging Markets Equity Opportunity Fund (Class A, Class P) | CLASS P
Prospectus [Line Items]
Annual Return [Percent]	42.69%	1.75%	8.17%	(26.00%)	(9.98%)	23.80%
UBS GLOBAL ALLOCATION FUND | CLASS P
Prospectus [Line Items]
Annual Return [Percent]	19.03%	8.56%	9.68%	(16.80%)	8.23%	13.84%	19.03%	(7.56%)	17.09%	1.57%
UBS International Sustainable Aware Equity Fund (Class A, Class P) | CLASS P
Prospectus [Line Items]
Annual Return [Percent]	29.10%	6.62%	15.39%	(14.10%)	3.34%	12.96%	22.61%	(16.71%)	31.21%	(0.80%)
UBS Multi Income Bond Fund (Class A, Class P) | Class P
Prospectus [Line Items]
Annual Return [Percent]	7.07%	1.68%	6.67%	(11.74%)	(1.49%)	6.51%	10.62%	(2.08%)	4.80%	2.68%
UBS Sustainable Development Bank Bond Fund (Class A, Class P) | Class P
Prospectus [Line Items]
Annual Return [Percent]	7.24%	1.55%	4.52%	(10.41%)	(2.43%)	6.80%	6.80%
UBS US Dividend Ruler Fund (Class P) | Class P
Prospectus [Line Items]
Annual Return [Percent]	16.63%	21.00%	13.56%	(6.93%)	23.30%
UBS US Quality Growth At Reasonable Price Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	15.63%	25.15%	35.51%	(25.56%)	29.19%
UBS Emerging Markets Equity Opportunity Fund - Class P2 Prospectus | CLASS P2
Prospectus [Line Items]
Annual Return [Percent]	43.81%	2.52%	8.93%	(25.39%)	(9.18%)	24.81%	26.47%
UBS International Sustainable Aware Equity Fund - Class P2 Prospectus | Class P2
Prospectus [Line Items]
Annual Return [Percent]	30.19%	7.40%	16.21%	(13.43%)	4.14%
UBS US Dividend Ruler Fund - Class P2 Prospectus | Class P2
Prospectus [Line Items]
Annual Return [Percent]	17.09%	21.48%
UBS Multi Income Bond Fund - Class P2 Prospectus | Class P2
Prospectus [Line Items]
Annual Return [Percent]	7.64%	2.11%
UBS Sustainable Development Bank Bond Fund - Class P2 Prospectus | Class P2
Prospectus [Line Items]
Annual Return [Percent]	7.30%	1.71%	4.68%	(10.27%)	(2.37%)